Shareholders and their Share Ownership (Detail)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Genting Hk	Jan. 31, 2013 Genting Hk	Dec. 31, 2012 Genting Hk		Sep. 30, 2013 Apollo Funds	Jan. 31, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Sep. 30, 2013 TPG Viking Funds	Jan. 31, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds
Related Party Transaction [Line Items]
Number of Shares	205,083,076	21,000,000	21,000,000			10,500,000	[1]			7,875,000	[2]			2,625,000	[3]
Percentage Ownership				37.50%	43.40%	50.00%	[1]	28.10%	32.50%	37.50%	[2]	9.40%	10.80%	12.50%	[3]

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).